Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended April 30,	8-month Period ended December 31,	Year ended December 31,	Year ended December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Current tax
- Hong Kong	3,637	1,800	23,550	22,020
- PRC	13,826	4,276	3,429	6,393
- Other countries	-	-	609	(2,252)
Deferred tax	(652)	(2,732)	(23,854)	(2,681)
	16,811	3,344	3,734	23,480

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended April 30,	8-month Period ended December 31,	Year ended December 31,	Year ended December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	2,990	1,747	18,095	21,126
Effect of different tax rates in other jurisdictions	13,676	1,544	(5,456)	1,459
Effect of income not chargeable for tax purpose	(21)	(6)	(661)	(941)
Effect of expenses not deductible for tax purpose	818	19	12	126
Tax effect of unused tax losses not recognized	-	40	-	459
Tax effect of tax losses utilized	-	-	(593)	-
(Over)/under provision in previous years	(652)	-	(7,663)	1,251
	16,811	3,344	3,734	23,480

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred tax (liability)/asset recognized are as follows:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Deferred tax (liability)/asset:
Net operating loss carry forwards	-	-	-	-
Reversal/(Accelerated) tax depreciation	(15,156)	(11,629)	12,225	14,212
Others	652	-	-	-

Net deferred tax (liability)/asset	(14,504)	(11,629)	12,225	14,212